Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Components of Segment Profit or Loss	The components of segment profit or loss were as follows:

	Year Ended December 31,
	2025	2024
Total Revenue	$375,877	$327,274
Less:
Cost of revenue	319,625	290,212
Selling, general and administrative	82,586	91,337
Depreciation and amortization	23,587	25,709
(Gain) loss on aircraft sales and aircraft held for sale	(2,688)	2,795
Other (1)	19,844	18,675
Income tax expense	37	41
Net Loss	$(67,114)	$(101,495)

(1)
Includes all items within other income (expense) on the consolidated statements of operations and comprehensive loss.